Exhibit 99.1

World Omni Auto Receivables Trust 2018-A
Monthly Servicer Certificate
August 31, 2021

Dates Covered
Collections Period	08/01/21 - 08/31/21
Interest Accrual Period	08/16/21 - 09/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	09/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/21	167,934,461.83	17,335
Yield Supplement Overcollateralization Amount 07/31/21	4,180,463.79	0
Receivables Balance 07/31/21	172,114,925.62	17,335
Principal Payments	11,062,454.39	505
Defaulted Receivables	107,076.04	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/21	3,772,021.76	0
Pool Balance at 08/31/21	157,173,373.43	16,821

Pool Statistics	$ Amount	# of Accounts
Pool Factor	14.91%
Prepayment ABS Speed	1.18%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	1,518,405.37	109
Past Due 61-90 days	431,533.47	30
Past Due 91-120 days	73,721.11	7
Past Due 121+ days	0.00	0
Total	2,023,659.95	146

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.26%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	133,418.94
Aggregate Net Losses/(Gains) - August 2021	(26,342.90)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.18%
Prior Net Losses Ratio	0.22%
Second Prior Net Losses Ratio	-0.04%
Third Prior Net Losses Ratio	-0.64%
Four Month Average	-0.16%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.92%

Overcollateralization Target Amount	10,195,266.41
Actual Overcollateralization	10,195,266.41
Weighted Average Contract Rate	3.12%
Weighted Average Contract Rate, Yield Adjusted	5.47%
Weighted Average Remaining Term	24.64

Flow of Funds	$ Amount
Collections	11,653,209.87
Investment Earnings on Cash Accounts	65.21
Servicing Fee	(143,429.10)
Transfer to Collection Account	0.00
Available Funds	11,509,845.98

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	280,842.49
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	565,821.99
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,195,266.41
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	394,268.26

Total Distributions of Available Funds	11,509,845.98

Servicing Fee	143,429.10
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 08/16/21	157,739,195.42
Principal Paid	10,761,088.40
Note Balance @ 09/15/21	146,978,107.02

Class A-1
Note Balance @ 08/16/21	0.00
Principal Paid	0.00
Note Balance @ 09/15/21	0.00
Note Factor @ 09/15/21	0.0000000%

Class A-2
Note Balance @ 08/16/21	0.00
Principal Paid	0.00
Note Balance @ 09/15/21	0.00
Note Factor @ 09/15/21	0.0000000%

Class A-3
Note Balance @ 08/16/21	44,059,195.42
Principal Paid	10,761,088.40
Note Balance @ 09/15/21	33,298,107.02
Note Factor @ 09/15/21	9.7935609%

Class A-4
Note Balance @ 08/16/21	83,100,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	83,100,000.00
Note Factor @ 09/15/21	100.0000000%

Class B
Note Balance @ 08/16/21	30,580,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	30,580,000.00
Note Factor @ 09/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	354,489.32
Total Principal Paid	10,761,088.40
Total Paid	11,115,577.72

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	91,789.99
Principal Paid	10,761,088.40
Total Paid to A-3 Holders	10,852,878.39

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3538948
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.7430401
Total Distribution Amount	11.0969349

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2699706
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	31.6502600
Total A-3 Distribution Amount	31.9202306

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	52.58
Noteholders' Principal Distributable Amount	947.42

Account Balances	$ Amount
Reserve Account
Balance as of 08/16/21	2,548,816.60
Investment Earnings	56.49
Investment Earnings Paid	(56.49)
Deposit/(Withdrawal)	-
Balance as of 09/15/21	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$448,472.67	$340,177.45	$544,124.78
Number of Extensions	37	27	37
Ratio of extensions to Beginning of Period Receivables Balance	0.26%	0.19%	0.28%